EMPLOYEE BENEFIT	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT

17.   EMPLOYEE BENEFIT

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Group incurred for the plan were RMB77,708, RMB177,521 and RMB209,769 for the years ended December 31, 2020, 2021 and 2022, respectively, which are recorded in expenses based on the function of employees.